Equity Transactions with Noncontrolling Interests (Tables)	12 Months Ended
Mar. 31, 2011
Equity Transactions with Noncontrolling Interests
Schedule Of Noncontrolling Interest Activity

	Yen (millions)
	2011	2010	2009
Net income (loss) attributable to Panasonic Corporation	74,017	(103,465)	(378,961)
Transfers (to) from the noncontrolling interests:
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)	—

Total	(109,326)	(8,240)	—

Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	(35,309)	(111,705)	(378,961)